Share-Based Awards - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jul. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Nov. 30, 2010 Ordinary Shares	Dec. 31, 2012 Service Based Stock Options	Dec. 31, 2011 Service Based Stock Options	Dec. 31, 2012 Performance Based Stock Options	Dec. 31, 2011 Performance Based Stock Options	Jun. 30, 2011 Stock Options	Dec. 31, 2012 Stock Options		Dec. 31, 2011 Stock Options		Dec. 31, 2010 Stock Options	Jun. 30, 2011 Stock Options Maximum	Dec. 31, 2010 Stock Options Maximum	Jun. 30, 2011 Stock Options Minimum	Dec. 31, 2010 Stock Options Minimum	Jul. 31, 2010 2004 Share Option Plan	Jul. 31, 2010 2004 Share Option Plan Maximum	Sep. 30, 2012 2011 Stock Option and Incentive Plan	Dec. 31, 2012 2011 Stock Option and Incentive Plan	May 09, 2012 2011 Stock Option and Incentive Plan	Sep. 30, 2011 2011 Stock Option and Incentive Plan	Sep. 30, 2011 2011 Stock Option and Incentive Plan Maximum	Dec. 31, 2012 2012 Employee Stock Purchase Plan Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares permitted to be purchased under the plan for grants of options																					3,151,369
Options granted, maximum term																						7 years					7 years
Ordinary shares, reserved for issuance																							1,633,334		1,166,667	666,667
Ordinary shares, increase in number of shares reserved for issuance																							466,667
Requisite service period for service-based awards																	4 years	4 years	1 year	1 year				4 years
Shares authorized for ESPP																												400,000
Minimum days employed to be eligible to purchase shares																												30 days
Minimum customary hours were per week to be eligible to purchase shares																												20 hours
Ownership percentage that disqualifies employee from participating in the ESPP																												5.00%
Minimum number of offerings annually																												1
Term of offering																												6 months
Minimum notice for employee to participate in offering																												Each eligible employee may elect to participate in any offering by submitting an enrollment form at least 15 days before the relevant offering date.
Maximum percentage of employee's base compensation eligible																												15.00%
Purchase price as a percentage of market fair value																												85.00%
Maximum shares that can be purchase by each employee per offering period																												2,500
Maximum amount that can be purchased by each employee																												$ 25
Stock options granted							496,088	227,666	406,889	20,667	35,667	902,977	[1]	248,333	[2]	1,798,611
Stock options, exercise price											$ 3.08	$ 9.76	[1]	$ 7.26	[2]	$ 3.08
Number of ordinary shares converted	3,062,833					10,193,347
Ordinary shares converted, conversion basis					1.5
Shares sold, value per share	$ 4.49				$ 3.50
Increase in aggregate fair value of stock options granted											63					3,174
Grant-date fair value of awards granted							$ 4.52	$ 3.75	$ 4.50	$ 3.02		$ 4.59		$ 3.69
Stock option vested									261,573
Estimated fair value of ordinary shares, per share		$ 25.16	$ 9.36
Total intrinsic value of stock options exercised												2,726		0
Unrecognized compensation expense associated with stock options outstanding		4,520	3,951
Unrecognized compensation expense, weighted average recognition period												2 years 3 months 18 days		3 years 1 month 6 days
Income tax benefits related to share-based compensation expense		60	719	45
Excess tax benefits from the exercises of stock options		$ (266)	$ 0	$ 266

[1]	On May 9, 2012, the Company's board of directors specified the performance criteria for the stock options granted during the year ended December 31, 2011 for the purchase of 54,000 ordinary shares at an exercise price of $7.97. The performance criteria are based on Company operating metrics for 2012. As a result, as of May 9, 2012, these stock options were deemed granted for accounting purposes.
[2]	During the year ended December 31, 2011, the Company granted stock options for the purchase of 54,000 ordinary shares at an exercise price $7.97 under which the performance-based vesting criteria had not been determined at December 31, 2011. As the options did not have a grant date as of that date, they are not included in the options granted amount.